Balance Sheets (Parenthetical) - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Patents, amortization	$ 30,224	$ 27,201
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	10,000,000	10,000,000
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	3,000,000,000	3,000,000,000
Common stock, shares issued	768,031,041	704,599,512
Common stock, shares outstanding	768,031,041	704,599,512
Series C Convertible Preferred Stock [Member]
Temporary equity, shares outstanding	34,853	34,853
Temporary equity, redeemable value	$ 3,446,113	$ 3,485,313